Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	41.175
Maximum Aggregate Offering Price	$ 370,575,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,735.03
Offering Note	i) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional Common Shares, without par value ("Common Shares"), of Magna International Inc. (the "Company") that become issuable under the Company's 2025 Incentive Stock Option Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Common Shares. ii) The Proposed Maximum Offering Price Per Unit has been calculated pursuant Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Unit for shares available for future grant is the average of the high and low prices for the Registrant's Common Shares as reported on the New York Stock Exchange on July 30, 2025.